INCOME TAXES	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
INCOME TAXES	INCOME TAXES
The following table presents income tax expense (benefit) by selected jurisdiction for each of the years ended December 31, 2023, December 31, 2022 and December 31, 2021:

	Year Ended
	December 31, 2023	December 31, 2022	December 31, 2021

Current tax expense:	(U.S. Dollars in thousands)
Ireland	$(92)	$1,132	$720
U.S.	18,884	(27,808)	(17,213)
Foreign - excluding the U.S. and Ireland	37,399	32,134	26,428
	56,191	5,458	9,935
Deferred tax (benefit):
Ireland	(235)	(115)	354
U.S.	(4,562)	(8,916)	1,263
Foreign - excluding the U.S. and Ireland	(7,803)	(22,030)	(22,532)
	(12,600)	(31,061)	(20,915)
	$43,591	$(25,603)	$(10,980)
Income (loss) from continuing operations before income taxes and equity earnings consisted of the following:

	Year Ended
	December 31, 2023	December 31, 2022	December 31, 2021

	(U.S. Dollars in thousands)
Ireland	$(13,119)	$536	$(5,904)
U.S.	41,798	(20,188)	(42,910)
Foreign - excluding the U.S. and Ireland	177,248	155,553	27,368
	$205,927	$135,901	$(21,446)
The differences between the reported income tax expense (benefit) and income tax expense (benefit) computed at the Irish statutory income tax rate of 12.5%, the trading income tax rate of the Company’s country of domicile, for the years ended December 31, 2023, December 31, 2022 and December 31, 2021, are explained in the following reconciliation:

	Year Ended
	December 31, 2023	December 31, 2022	December 31, 2021

	(U.S. Dollars in thousands)
Expense (benefit) computed at the Irish statutory rate of 12.5%	$25,741	$16,987	$(2,681)
Effects of:
Foreign income taxed at different rates	26,471	3,057	3,567
Foreign currency remeasurement effects	(7,632)	(2,564)	1,158
Change in valuation allowances	(15,366)	5,183	966
Expenses not deductible for income tax purposes	3,393	2,669	4,497
Income not taxable	(1,962)	(4,238)	(188)
Interest expense not deductible for income tax purposes	—	1,659	—
Changes in unrecognized tax benefits, net of indirect effects	(2,349)	(37,763)	(18,264)
Recognition of deferred tax assets in respect of prior periods	—	(4,523)	—
Changes in estimates made in respect of prior periods	15,307	(6,054)	(63)
Other items	(12)	(16)	28
Income tax expense (benefit)	$43,591	$(25,603)	$(10,980)
Included in changes in estimates made in respect of prior periods are adjustments to U.S. state net operating losses and state credits of $18.0 million income tax expense, offset by an $18.0 million reduction in the valuation allowance included within the change in valuation allowance row.
Deferred tax expense (benefit) recognized directly in other comprehensive income (loss) was as follows:

	Year Ended
	December 31, 2023	December 31, 2022	December 31, 2021

	(U.S. Dollars in thousands)
Pension and postretirement benefits	$(3,549)	$(4,847)	$(555)
Fair value of derivatives	(5,213)	(10,598)	(2,808)
Equity method investments	138	(138)	(832)
Total deferred tax expense recognized in other comprehensive income (loss)	$(8,624)	$(15,583)	$(4,195)
The following table provides details of the principal components of our deferred tax assets and liabilities as of December 31, 2023 and December 31, 2022:

	December 31, 2023	December 31, 2022

Deferred tax assets:	(U.S. Dollars in thousands)
Other intangible assets	$1,567	$2,111
Property, plant and equipment	41,788	39,808
Operating leases	55,853	56,060
Accounts payable and accrued liabilities	21,356	18,557
Pension and postretirement benefits	26,186	38,625
Operating loss carry-forwards	116,937	115,807
Tax credit carry-forwards	1,697	9,504
Investments in unconsolidated affiliates	1,416	1,490
Other	19,971	18,137
Total deferred tax assets	286,771	300,099
Valuation allowances	(75,462)	(90,945)
Offset against deferred tax liabilities	(144,824)	(145,042)
Total deferred tax assets, net	$66,485	$64,112
Deferred tax liabilities:
Other intangible assets	$14,580	$18,886
DOLE brand	76,570	76,570
Property, plant and equipment	74,326	73,917
Operating lease right-of-use assets	54,698	54,581
Accounts payable and accrued liabilities	3,215	7,056
Pension and postretirement benefits	7,226	18,791
Investments in unconsolidated affiliates	714	236
Other	6,148	13,408
Total deferred tax liabilities	237,477	263,445
Offset against deferred tax assets	(144,824)	(145,042)
Total deferred tax liabilities, net	$92,653	$118,403
As of December 31, 2023, Dole had approximately $1.0 billion of operating loss carryforwards expiring as follows:

	Ireland	U.S.	Foreign (excluding U.S. and Ireland)	Total

	(U.S. Dollars in thousands)
2024	$—	$19,649	$4,791	$24,440
2025	—	23,094	4,934	28,028
2026	—	20,877	99	20,976
2027	—	29,362	4,519	33,881
2028	—	20,230	7,119	27,349
2029-2044	—	448,403	6,074	454,477
Indefinite	36,397	260,262	114,647	411,306
Total	$36,397	$821,877	$142,183	$1,000,457
As of December 31, 2023, U.S. state tax credit carryforwards of $0.7 million include $0.7 million which will expire between 2024 and 2028. In addition, Dole has $1.1 million of U.S. federal foreign tax credit carryforwards. If unused, $0.7 million will expire in 2029, $0.0 million will expire in 2030, $0.3 million will expire in 2032, and $0.1 million will expire in 2033.
The following table presents the movement in the valuation allowance for the years ended December 31, 2023, December 31, 2022 and December 31, 2021:

Amount
(U.S. Dollars in thousands)
Balance as of December 31, 2020	$16,395
Changes on acquisition/disposal	76,572
Increase recognized in the income statement	2,967
Decrease recognized in the income statement	(3,418)
Translation adjustments	(4,550)
Balance as of December 31, 2021	87,966
Changes on acquisition/disposal	(723)
Increase recognized in the income statement	7,675
Decrease recognized in the income statement	(2,492)
Changes in other comprehensive income	(234)
Translation adjustments	(1,247)
Balance as of December 31, 2022	90,945
Increase recognized in the income statement	8,036
Decrease recognized in the income statement	(23,402)
Translation adjustments	(117)
Balance as of December 31, 2023	$75,462
The valuation allowance decreased by $15.5 million in the year ended December 31, 2023 and by $3.0 million in the year ended December 31, 2022. The 2023 decrease includes a net decrease of $15.4 million recognized in the consolidated statements of operations and $0.1 million decrease of exchange rate translation adjustments.
Dole is an Irish holding company that operates a significant number of foreign subsidiaries. As of December 31, 2023, the Company had not recognized a deferred tax liability on approximately $671.1 million of undistributed earnings for certain foreign subsidiaries, because these earnings are intended to be indefinitely reinvested. If such earnings were distributed, some countries may impose additional taxes. The unrecognized deferred tax liability (the amount payable if distributed) is approximately $48.5 million. Dole recognizes deferred tax assets on potential foreign tax credits expected to be generated by the repatriation of undistributed earnings only when the repatriation has occurred or is apparent to occur in the foreseeable future.
A reconciliation of the beginning and ending amount of unrecognized tax benefits (excluding interest and penalties) is as follows:

Amount
(U.S. Dollars in thousands)
Balance as of December 31, 2020	$12,699
Changes on acquisition/disposal	52,341
Increases due to tax positions taken in the current year	1,004
Decreases due to lapse of statute of limitations	(17,056)
Translation adjustments	(907)
Balance as of December 31, 2021	48,081
Settlements	(1,047)
Decreases due to lapse of statute of limitations	(35,694)
Translation adjustments	(607)
Balance as of December 31, 2022	10,733
Decreases due to lapse of statute of limitations	(2,952)
Translation adjustments	212
Balance as of December 31, 2023	$7,993
The total of unrecognized tax benefits was $8.0 million and $10.7 million as of December 31, 2023 and December 31, 2022, respectively. If recognized, it is estimated that Dole’s effective tax rate would be affected by additional income tax benefit of $5.5 million and $7.3 million as of December 31, 2023 and December 31, 2022, respectively. At this time, Dole believes that it is reasonably possible that the total amount of unrecognized tax benefits could decrease within the next twelve months by approximately $1.0 million related to the deduction of employee benefit matters, as a result of the lapse of the statute of limitations. The Company recognizes interest and penalties related to income taxes within income tax expense in the income statement. Dole recognized a benefit of $0.4 million, $4.4 million and $4.9 million, respectively, for interest and penalties for the years ended December 31, 2023, December 31, 2022 and December 31, 2021. A liability was recognized for accrued interest and penalties of $4.0 million and $5.2 million as of December 31, 2023 and December 31, 2022, respectively.
The tax years 2020 to 2023 remain subject to examination by taxing authorities in the United States. The tax years 2019 to 2023 remain subject to examination by taxing authorities in the U.K. The tax years 2019 to 2023 remain subject to examination by taxing authorities in Ireland, Costa Rica, Ecuador, Germany and Guatemala. The tax years 2018 to 2023 remain subject to examination by taxing authorities in Sweden and Denmark.